Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Expense

During the years ended March 31, 2024 and 2023, the operating lease expense recognized was $121,980 and $42,172 respectively.

	2022 Office Lease	2023 Office Lease	Total
2025	35,143	88,745	123,888
2026	—	88,745	88,745
2027	—	6,441	6,441
Total future minimum lease payments	$35,143	$183,931	$219,074
Less: imputed interest	(777)	(19,012)	(19,789)
Total operating lease liability	$34,366	$164,919	$199,285
Less: operating lease liability – current	34,366	75,190	109,556
Total operating lease liability – non current	$—	$89,729	$89,729